WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 91.5%
COMMUNICATION SERVICES - 9.4%
Diversified Telecommunication Services - 1.8%
AT&T Inc., Senior Notes	4.300%	2/15/30	$80,000	$73,184
AT&T Inc., Senior Notes	4.500%	5/15/35	360,000	312,524
AT&T Inc., Senior Notes	6.350%	3/15/40	50,000	51,222
AT&T Inc., Senior Notes	4.900%	6/15/42	150,000	131,466
AT&T Inc., Senior Notes	4.800%	6/15/44	210,000	174,690
AT&T Inc., Senior Notes	4.550%	3/9/49	310,000	248,493
AT&T Inc., Senior Notes	3.300%	2/1/52	120,000	77,674
AT&T Inc., Senior Notes	3.500%	9/15/53	130,000	86,836
AT&T Inc., Senior Notes	3.800%	12/1/57	130,000	88,090
AT&T Inc., Senior Notes	3.500%	2/1/61	70,000	44,210
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	70,000	80,997
Corning Inc., Senior Notes	3.900%	11/15/49	130,000	92,379
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	60,000	59,135
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	630,000	604,338

Total Diversified Telecommunication Services				2,125,238

Entertainment - 1.2%
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	1,820,000	1,326,284	(a)

Media - 4.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	580,000	443,387
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	110,000	101,115
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	80,000	50,943
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	260,000	229,823
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	350,000	271,635
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	70,000	56,683
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.250%	4/1/53	160,000	122,933

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2022 Quarterly Report	1

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.950%	6/30/62	$80,000	$47,629
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	210,000	159,234
Comcast Corp., Senior Notes	6.450%	3/15/37	220,000	233,839
Comcast Corp., Senior Notes	6.950%	8/15/37	160,000	174,793
Comcast Corp., Senior Notes	6.400%	5/15/38	950,000	984,770
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	160,000	121,218	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	510,000	443,254
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	180,000	162,813
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	200,000	190,671
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	10,000	8,962
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	50,000	39,360
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	180,000	182,547
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	410,000	438,221
Walt Disney Co., Senior Notes	6.550%	3/15/33	545,000	588,069
Walt Disney Co., Senior Notes	7.750%	12/1/45	130,000	158,598

Total Media				5,210,497

Wireless Telecommunication Services - 1.9%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	850,000	846,533
Sprint Corp., Senior Notes	7.875%	9/15/23	340,000	344,036
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	230,000	249,159
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	110,000	91,045
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	80,000	64,576
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	60,000	49,008
T-Mobile USA Inc., Senior Notes	4.500%	4/15/50	210,000	168,729
T-Mobile USA Inc., Senior Notes	3.400%	10/15/52	230,000	152,241
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	210,000	174,496
Vodafone Group PLC, Senior Notes	4.250%	9/17/50	10,000	7,185

Total Wireless Telecommunication Services				2,147,008

TOTAL COMMUNICATION SERVICES				10,809,027

CONSUMER DISCRETIONARY - 5.4%
Automobiles - 1.2%
Ford Motor Co., Senior Notes	3.250%	2/12/32	290,000	209,396
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	400,000	332,256

See Notes to Schedule of Investments.

2	Western Asset Investment Grade Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Automobiles - (continued)
General Motors Co., Senior Notes	5.400%	10/2/23	$130,000	$130,071
General Motors Co., Senior Notes	6.125%	10/1/25	190,000	190,254
General Motors Co., Senior Notes	6.600%	4/1/36	170,000	159,317
General Motors Co., Senior Notes	6.750%	4/1/46	270,000	246,510
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	200,000	162,298	(a)

Total Automobiles				1,430,102

Hotels, Restaurants & Leisure - 2.1%
Genting New York LLC/GENNY Capital Inc., Senior Notes	3.300%	2/15/26	550,000	470,366	(a)
Marriott International Inc., Senior Notes	3.600%	4/15/24	200,000	195,416
McDonald’s Corp., Senior Notes	4.700%	12/9/35	150,000	137,275
McDonald’s Corp., Senior Notes	4.875%	12/9/45	230,000	204,085
McDonald’s Corp., Senior Notes	4.450%	9/1/48	10,000	8,369
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	380,000	231,610	(a)
Sands China Ltd., Senior Notes	5.625%	8/8/25	450,000	408,384
Sands China Ltd., Senior Notes	5.900%	8/8/28	200,000	168,551
Sands China Ltd., Senior Notes	4.875%	6/18/30	200,000	156,776
Sands China Ltd., Senior Notes	3.750%	8/8/31	330,000	237,265
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	240,000	166,056	(a)

Total Hotels, Restaurants & Leisure				2,384,153

Household Durables - 0.3%
Lennar Corp., Senior Notes	5.000%	6/15/27	190,000	180,919
MDC Holdings Inc., Senior Notes	2.500%	1/15/31	100,000	66,942
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	200,000	150,444

Total Household Durables				398,305

Internet & Direct Marketing Retail - 0.6%
Amazon.com Inc., Senior Notes	3.950%	4/13/52	330,000	271,427
MercadoLibre Inc., Senior Notes	2.375%	1/14/26	470,000	403,213

Total Internet & Direct Marketing Retail				674,640

Specialty Retail - 1.2%
Home Depot Inc., Senior Notes	3.900%	12/6/28	590,000	561,240
Home Depot Inc., Senior Notes	3.350%	4/15/50	50,000	35,942
Home Depot Inc., Senior Notes	3.625%	4/15/52	270,000	204,380
Lithia Motors Inc., Senior Notes	4.625%	12/15/27	110,000	95,711	(a)
Lithia Motors Inc., Senior Notes	3.875%	6/1/29	190,000	152,792	(a)
Lowe’s Cos. Inc., Senior Notes	3.750%	4/1/32	80,000	69,307

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2022 Quarterly Report	3

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Specialty Retail - (continued)
Lowe’s Cos. Inc., Senior Notes	2.800%	9/15/41	$90,000	$57,529
Lowe’s Cos. Inc., Senior Notes	4.250%	4/1/52	280,000	214,740

Total Specialty Retail				1,391,641

TOTAL CONSUMER DISCRETIONARY				6,278,841

CONSUMER STAPLES - 3.7%
Beverages - 1.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	840,000	732,004
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	70,000	58,175
Coca-Cola Co., Senior Notes	4.125%	3/25/40	180,000	159,883
Coca-Cola Co., Senior Notes	4.200%	3/25/50	110,000	96,402
Pernod Ricard SA, Senior Notes	5.500%	1/15/42	670,000	647,860	(a)

Total Beverages				1,694,324

Food Products - 0.1%
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	110,000	95,795

Tobacco - 2.1%
Altria Group Inc., Senior Notes	3.800%	2/14/24	190,000	186,549
Altria Group Inc., Senior Notes	4.400%	2/14/26	410,000	394,946
Altria Group Inc., Senior Notes	4.800%	2/14/29	870,000	804,020
Imperial Brands Finance PLC, Senior Notes	6.125%	7/27/27	330,000	325,680	(a)
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	100,000	73,459
Reynolds American Inc., Senior Notes	8.125%	5/1/40	270,000	278,205
Reynolds American Inc., Senior Notes	7.000%	8/4/41	320,000	299,565
Reynolds American Inc., Senior Notes	5.850%	8/15/45	90,000	70,812

Total Tobacco				2,433,236

TOTAL CONSUMER STAPLES				4,223,355

ENERGY - 14.3%
Energy Equipment & Services - 0.2%
Halliburton Co., Senior Notes	5.000%	11/15/45	200,000	166,651

Oil, Gas & Consumable Fuels - 14.1%
Apache Corp., Senior Notes	6.000%	1/15/37	106,000	95,110
Apache Corp., Senior Notes	5.100%	9/1/40	20,000	16,191
Apache Corp., Senior Notes	5.250%	2/1/42	90,000	73,508
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	20,000	15,779	(a)
Cameron LNG LLC, Senior Secured Notes	3.701%	1/15/39	40,000	30,827	(a)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	220,000	169,374
ConocoPhillips, Senior Notes	6.500%	2/1/39	810,000	880,247
Continental Resources Inc., Senior Notes	4.500%	4/15/23	400,000	398,490

See Notes to Schedule of Investments.

4	Western Asset Investment Grade Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	$80,000	$68,365	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	140,000	125,938
Continental Resources Inc., Senior Notes	2.875%	4/1/32	120,000	88,038	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	90,000	64,395
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	170,000	157,783	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	350,000	353,412
Devon Energy Corp., Senior Notes	5.600%	7/15/41	320,000	287,422
Ecopetrol SA, Senior Notes	5.375%	6/26/26	540,000	488,905
Ecopetrol SA, Senior Notes	5.875%	11/2/51	260,000	154,590
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	210,000	182,238	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	560,000	461,465	(b)(c)
Energy Transfer LP, Senior Notes	4.200%	9/15/23	860,000	851,195
Energy Transfer LP, Senior Notes	5.250%	4/15/29	30,000	28,253
Energy Transfer LP, Senior Notes	6.625%	10/15/36	20,000	19,030
Energy Transfer LP, Senior Notes	5.800%	6/15/38	40,000	35,124
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	320,000	313,767
Enterprise Products Operating LLC, Senior Notes	3.300%	2/15/53	150,000	97,988
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	100,000	69,253
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	430,000	323,493	(c)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	240,000	228,884
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	200,000	181,949
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	140,000	121,953
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	200,000	132,372	(a)
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	2,000,000	2,177,097
MPLX LP, Senior Notes	4.800%	2/15/29	60,000	55,905
MPLX LP, Senior Notes	4.500%	4/15/38	380,000	306,759
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	465,000	486,976
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.625%	10/15/27	120,000	123,361	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	200,000	182,208	(a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	190,000	195,937
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	280,000	233,576
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	100,000	71,164

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2022 Quarterly Report	5

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	$300,000	$234,656
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	450,000	405,877
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,005,000	642,929
Phillips 66, Senior Notes	5.875%	5/1/42	160,000	155,661
Qatar Energy, Senior Notes	3.300%	7/12/51	490,000	349,086	(a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	300,000	188,603	(a)
Shell International Finance BV, Senior Notes	6.375%	12/15/38	250,000	265,228
Targa Resources Corp., Senior Notes	4.950%	4/15/52	160,000	123,508
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	470,000	499,525
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	230,000	242,809
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	130,000	110,078
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.400%	8/15/41	310,000	287,415
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	30,000	22,232
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	660,000	618,450
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	680,000	620,259
Western Midstream Operating LP, Senior Notes	4.300%	2/1/30	90,000	77,175
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	80,000	65,738
Western Midstream Operating LP, Senior Notes	5.500%	2/1/50	270,000	218,394
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	47,000	50,524
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	37,000	40,275
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	610,000	711,151
Williams Cos. Inc., Senior Notes	3.500%	10/15/51	50,000	33,351

Total Oil, Gas & Consumable Fuels				16,311,245

TOTAL ENERGY				16,477,896

FINANCIALS - 30.5%
Banks - 17.5%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	200,000	170,915	(a)(b)(c)
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.375% to 10/14/30 then 10 year Treasury Constant Maturity Rate + 7.760%)	8.375%	10/14/30	250,000	229,275	(a)(b)(c)
Banco Santander SA, Senior Notes	3.848%	4/12/23	400,000	397,167
Banco Santander SA, Senior Notes	5.294%	8/18/27	400,000	377,280

See Notes to Schedule of Investments.

6	Western Asset Investment Grade Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Banco Santander SA, Senior Notes	3.490%	5/28/30	$200,000	$160,713
Bank of America Corp., Senior Notes	5.875%	2/7/42	320,000	312,025
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. USD LIBOR + 0.970%)	3.458%	3/15/25	70,000	67,825	(c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	160,000	121,012	(c)
Bank of America Corp., Subordinated Notes	6.110%	1/29/37	320,000	308,699
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	900,000	1,000,903
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	390,000	327,657	(c)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	450,000	450,035
Barclays PLC, Junior Subordinated Notes (6.125% to 6/15/26 then 5 year Treasury Constant Maturity Rate + 5.867%)	6.125%	12/15/25	1,060,000	894,481	(b)(c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	640,000	557,227	(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	280,000	258,865	(a)(c)
BPCE SA, Subordinated Notes	5.150%	7/21/24	410,000	400,073	(a)
BPCE SA, Subordinated Notes (3.582% to 10/19/41 then SOFR + 1.952%)	3.582%	10/19/42	270,000	173,310	(a)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	251,000	297,369
Citigroup Inc., Senior Notes	5.875%	1/30/42	240,000	230,554
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	420,000	352,612	(c)
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	750,000	749,618
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	404,000	389,827
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	370,000	378,063
Commonwealth Bank of Australia, Subordinated Notes	3.743%	9/12/39	220,000	160,743	(a)
Cooperatieve Rabobank UA, Senior Notes	5.750%	12/1/43	450,000	411,490
Cooperatieve Rabobank UA, Senior Notes	5.250%	8/4/45	340,000	290,031
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	350,000	289,795	(a)(c)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,040,000	1,004,926	(a)(b)(c)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	230,000	228,870	(a)

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2022 Quarterly Report	7

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
HSBC Holdings PLC, Junior Subordinated Notes (4.600% to 6/17/31 then 5 year Treasury Constant Maturity Rate + 3.649%)	4.600%	12/17/30	$320,000	$222,717	(b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	300,000	251,825	(b)(c)
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	200,000	184,052
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	210,000	199,468
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	70,000	73,756
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	400,000	328,925	(c)
ING Bank NV, Subordinated Notes	5.800%	9/25/23	600,000	598,506	(a)
Intesa Sanpaolo SpA, Senior Notes	4.700%	9/23/49	200,000	139,397	(a)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	200,000	135,057	(a)(c)
Intesa Sanpaolo SpA, Subordinated Notes (4.950% to 6/1/41 then 1 year Treasury Constant Maturity Rate + 2.750%)	4.950%	6/1/42	200,000	119,049	(a)(c)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	260,000	254,150	(b)(c)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. USD LIBOR + 1.220%)	3.897%	1/23/49	50,000	37,168	(c)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	440,000	403,837
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	490,000	410,508
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	360,000	334,708	(b)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	370,000	338,550	(b)(c)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.315% to 4/19/32 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.315%	4/19/33	330,000	289,911	(c)
NatWest Group PLC, Subordinated Notes	6.100%	6/10/23	1,010,000	1,009,321
NatWest Group PLC, Subordinated Notes	6.000%	12/19/23	350,000	349,553
NatWest Group PLC, Subordinated Notes (3.754% to 11/1/24 then 5 year Treasury Constant Maturity Rate + 2.100%)	3.754%	11/1/29	230,000	212,524	(c)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	480,000	482,551

See Notes to Schedule of Investments.

8	Western Asset Investment Grade Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	$210,000	$199,111	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	410,000	345,942	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,040,000	883,931	(a)(c)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	380,000	309,295	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	230,000	199,146	(c)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	373,786
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	580,000	465,252
Westpac Banking Corp., Subordinated Notes	4.421%	7/24/39	110,000	88,593

Total Banks				20,231,949

Capital Markets - 6.7%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	320,000	235,467	(b)(c)
CI Financial Corp., Senior Notes	3.200%	12/17/30	330,000	239,637
CI Financial Corp., Senior Notes	4.100%	6/15/51	160,000	95,518
CME Group Inc., Senior Notes	5.300%	9/15/43	440,000	438,384
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	1,060,000	746,999	(a)(b)(c)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	640,000	629,363	(a)(b)(c)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	250,000	196,948	(a)(c)
Credit Suisse Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	380,000	342,007	(a)(c)
Credit Suisse USA Inc., Senior Notes	7.125%	7/15/32	40,000	40,100
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	570,000	567,609
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	740,000	674,193	(c)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	640,000	639,191
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	500,000	418,756
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	250,000	221,743
Intercontinental Exchange Inc., Senior Notes	5.200%	6/15/62	260,000	234,783
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	820,000	711,324	(a)

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2022 Quarterly Report	9

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
KKR Group Finance Co. VI LLC, Senior Notes	3.750%	7/1/29	$70,000	$62,387	(a)
KKR Group Finance Co. X LLC, Senior Notes	3.250%	12/15/51	90,000	58,781	(a)
Morgan Stanley, Senior Notes	6.375%	7/24/42	90,000	93,690
Morgan Stanley, Senior Notes (4.889% to 7/20/32 then SOFR + 2.076%)	4.889%	7/20/33	280,000	259,693	(c)
Morgan Stanley, Subordinated Notes (5.297% to 4/20/32 then SOFR + 2.620%)	5.297%	4/20/37	130,000	116,992	(c)
Raymond James Financial Inc., Senior Notes	4.650%	4/1/30	70,000	65,986
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	90,000	79,597
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	580,000	550,246	(a)(b)(c)

Total Capital Markets				7,719,394

Consumer Finance - 0.2%
Navient Corp., Senior Notes	6.125%	3/25/24	290,000	282,796

Diversified Financial Services - 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	9/15/23	340,000	335,282
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	1/16/24	330,000	324,877
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	430,000	345,227
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.850%	10/29/41	540,000	359,649
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	110,000	97,858	(a)
Carlyle Finance Subsidiary LLC, Senior Notes	3.500%	9/19/29	150,000	127,640	(a)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	220,000	190,223	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	522,987	394,426	(a)(d)
ILFC E-Capital Trust I Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	5.115%	12/21/65	470,000	306,840	(a)(c)
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.800%)	5.365%	12/21/65	270,000	184,950	(a)(c)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	220,000	215,520	(a)

Total Diversified Financial Services				2,882,492

See Notes to Schedule of Investments.

10	Western Asset Investment Grade Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - 3.4%
Allianz SE, Junior Subordinated Notes (3.500% to 4/30/26 then 5 year Treasury Constant Maturity Rate + 2.973%)	3.500%	11/17/25	$200,000	$153,588	(a)(b)(c)
Allstate Corp., Junior Subordinated Notes (6.500% to 5/15/37 then 3 mo. USD LIBOR + 2.120%)	6.500%	5/15/57	480,000	471,279	(c)
American International Group Inc., Junior Subordinated Notes	6.250%	3/15/37	80,000	75,014
American International Group Inc., Senior Notes	4.750%	4/1/48	70,000	60,247
Americo Life Inc., Senior Notes	3.450%	4/15/31	80,000	60,221	(a)
AXA SA, Subordinated Notes	8.600%	12/15/30	200,000	235,865
Everest Reinsurance Holdings Inc., Senior Notes	3.500%	10/15/50	140,000	92,929
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	230,000	226,160	(a)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	490,000	512,652	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	260,000	210,567	(a)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	1,150,000	1,110,724
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	90,000	70,877	(a)
Nippon Life Insurance Co., Subordinated Notes (2.750% to 1/21/31 then 5 year Treasury Constant Maturity Rate + 2.653%)	2.750%	1/21/51	200,000	156,275	(a)(c)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	110,000	74,461	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	400,000	436,808	(a)

Total Insurance				3,947,667

Thrifts & Mortgage Finance - 0.2%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	160,000	131,442	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	140,000	96,470	(a)

Total Thrifts & Mortgage Finance				227,912

TOTAL FINANCIALS				35,292,210

HEALTH CARE - 7.1%
Biotechnology - 0.7%
AbbVie Inc., Senior Notes	4.550%	3/15/35	130,000	116,814
AbbVie Inc., Senior Notes	4.050%	11/21/39	740,000	597,361

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2022 Quarterly Report	11

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Biotechnology - (continued)
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	$60,000	$58,696
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	43,677

Total Biotechnology				816,548

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories, Senior Notes	4.900%	11/30/46	90,000	86,508
Becton Dickinson and Co., Senior Notes	4.669%	6/6/47	410,000	353,336
Danaher Corp., Senior Notes	2.800%	12/10/51	20,000	12,926

Total Health Care Equipment & Supplies				452,770

Health Care Providers & Services - 5.0%
Centene Corp., Senior Notes	4.250%	12/15/27	100,000	91,682
Centene Corp., Senior Notes	4.625%	12/15/29	360,000	324,340
Centene Corp., Senior Notes	3.375%	2/15/30	500,000	409,837
Cigna Corp., Senior Notes	4.125%	11/15/25	340,000	330,585
Cigna Corp., Senior Notes	4.800%	8/15/38	340,000	302,181
CVS Health Corp., Senior Notes	4.100%	3/25/25	940,000	920,735
CVS Health Corp., Senior Notes	4.300%	3/25/28	540,000	510,256
CVS Health Corp., Senior Notes	4.780%	3/25/38	570,000	500,826
CVS Health Corp., Senior Notes	5.125%	7/20/45	340,000	298,485
CVS Health Corp., Senior Notes	5.050%	3/25/48	560,000	494,482
Dartmouth-Hitchcock Health, Secured Bonds	4.178%	8/1/48	100,000	81,028
DH Europe Finance II Sarl, Senior Notes	3.400%	11/15/49	10,000	7,202
HCA Inc., Senior Notes	4.125%	6/15/29	210,000	184,448
HCA Inc., Senior Notes	5.125%	6/15/39	110,000	92,576
HCA Inc., Senior Notes	5.500%	6/15/47	220,000	186,492
HCA Inc., Senior Notes	5.250%	6/15/49	350,000	285,448
Humana Inc., Senior Notes	8.150%	6/15/38	80,000	94,962
Humana Inc., Senior Notes	4.800%	3/15/47	150,000	131,145
Inova Health System Foundation, Senior Notes	4.068%	5/15/52	90,000	74,528
Kaiser Foundation Hospitals, Senior Notes	2.810%	6/1/41	80,000	56,030
Kaiser Foundation Hospitals, Senior Notes	3.002%	6/1/51	80,000	53,179
Orlando Health Obligated Group, Senior Notes	4.089%	10/1/48	170,000	141,171
UnitedHealth Group Inc., Senior Notes	3.700%	12/15/25	160,000	155,069
UnitedHealth Group Inc., Senior Notes	3.500%	8/15/39	140,000	110,351

Total Health Care Providers & Services				5,837,038

Pharmaceuticals - 1.0%
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	80,000	29,608	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	80,000	30,045	(a)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	910,000	826,134

See Notes to Schedule of Investments.

12	Western Asset Investment Grade Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	$200,000	$195,009
Zoetis Inc., Senior Notes	4.700%	2/1/43	30,000	26,350

Total Pharmaceuticals				1,107,146

TOTAL HEALTH CARE				8,213,502

INDUSTRIALS - 7.8%
Aerospace & Defense - 3.1%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	520,000	511,522	(a)
Avolon Holdings Funding Ltd., Senior Notes	3.950%	7/1/24	140,000	132,545	(a)
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	530,000	475,820	(a)
Boeing Co., Senior Notes	3.100%	5/1/26	1,400,000	1,279,706
Boeing Co., Senior Notes	3.250%	2/1/28	370,000	323,330
Boeing Co., Senior Notes	5.705%	5/1/40	210,000	183,952
Boeing Co., Senior Notes	5.805%	5/1/50	140,000	121,972
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	200,000	179,682
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	260,000	235,232
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	40,000	36,725
Raytheon Technologies Corp., Senior Notes	4.625%	11/16/48	110,000	95,224

Total Aerospace & Defense				3,575,710

Airlines - 1.7%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	110,000	103,492	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	110,000	96,170	(a)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	540,000	500,901
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	150,000	116,860
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	260,000	261,954	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	380,000	369,077	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	180,000	167,890	(a)
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	190,000	186,317
United Airlines Pass-Through Trust	4.875%	1/15/26	167,160	156,345

Total Airlines				1,959,006

Building Products - 0.0%††
Carrier Global Corp., Senior Notes	3.577%	4/5/50	100,000	69,412

Commercial Services & Supplies - 0.6%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	110,000	68,989
Washington University, Senior Notes	3.524%	4/15/54	90,000	70,131

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2022 Quarterly Report	13

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Services & Supplies - (continued)
Washington University, Senior Notes	4.349%	4/15/2122	$110,000	$85,455
Waste Connections Inc., Senior Notes	4.250%	12/1/28	480,000	452,319

Total Commercial Services & Supplies				676,894

Construction & Engineering - 0.7%
Vinci SA, Senior Notes	3.750%	4/10/29	890,000	808,833	(a)

Industrial Conglomerates - 0.3%
General Electric Co., Senior Notes	6.750%	3/15/32	200,000	216,317
General Electric Co., Senior Notes	6.875%	1/10/39	94,000	102,401

Total Industrial Conglomerates				318,718

Machinery - 0.2%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	220,000	198,455

Road & Rail - 0.2%
Union Pacific Corp., Senior Notes	4.375%	11/15/65	320,000	247,814

Trading Companies & Distributors - 0.7%
Aircastle Ltd., Senior Notes	5.250%	8/11/25	630,000	593,638	(a)
Aviation Capital Group LLC, Senior Notes	5.500%	12/15/24	180,000	174,423	(a)

Total Trading Companies & Distributors				768,061

Transportation Infrastructure - 0.3%
SMBC Aviation Capital Finance DAC, Senior Notes	4.125%	7/15/23	350,000	346,016	(a)

TOTAL INDUSTRIALS				8,968,919

INFORMATION TECHNOLOGY - 3.8%
Electronic Equipment, Instruments & Components - 0.3%
TD SYNNEX Corp., Senior Notes	1.250%	8/9/24	380,000	349,680

IT Services - 0.2%
International Business Machines Corp., Senior Notes	3.500%	5/15/29	110,000	99,572
Kyndryl Holdings Inc., Senior Notes	4.100%	10/15/41	300,000	168,329

Total IT Services				267,901

Semiconductors & Semiconductor Equipment - 1.4%
Broadcom Inc., Senior Notes	4.150%	11/15/30	113,000	97,971
Broadcom Inc., Senior Notes	4.300%	11/15/32	370,000	311,325
Broadcom Inc., Senior Notes	3.187%	11/15/36	14,000	9,605	(a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	152,000	125,621	(a)
Intel Corp., Senior Notes	4.900%	7/29/45	130,000	115,713
Intel Corp., Senior Notes	4.750%	3/25/50	10,000	8,656
Intel Corp., Senior Notes	4.950%	3/25/60	60,000	51,567
Intel Corp., Senior Notes	3.200%	8/12/61	120,000	75,080
Micron Technology Inc., Senior Notes	2.703%	4/15/32	140,000	102,068

See Notes to Schedule of Investments.

14	Western Asset Investment Grade Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Semiconductors & Semiconductor Equipment - (continued)
Micron Technology Inc., Senior Notes	3.366%	11/1/41	$30,000	$19,346
NVIDIA Corp., Senior Notes	3.500%	4/1/40	60,000	46,763
NVIDIA Corp., Senior Notes	3.500%	4/1/50	190,000	139,686
NVIDIA Corp., Senior Notes	3.700%	4/1/60	80,000	57,494
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	270,000	233,679
TSMC Arizona Corp., Senior Notes	3.250%	10/25/51	350,000	250,600

Total Semiconductors & Semiconductor Equipment				1,645,174

Software - 1.5%
Microsoft Corp., Senior Notes	4.250%	2/6/47	970,000	885,885
Oracle Corp., Senior Notes	3.950%	3/25/51	310,000	206,182
Oracle Corp., Senior Notes	4.100%	3/25/61	380,000	240,227
Workday Inc., Senior Notes	3.800%	4/1/32	470,000	408,498

Total Software				1,740,792

Technology Hardware, Storage & Peripherals - 0.4%
Apple Inc., Senior Notes	3.850%	8/4/46	340,000	281,944
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	120,000	127,223
Dell International LLC/EMC Corp., Senior Notes	8.350%	7/15/46	30,000	32,443

Total Technology Hardware, Storage & Peripherals				441,610

TOTAL INFORMATION TECHNOLOGY				4,445,157

MATERIALS - 6.0%
Chemicals - 1.3%
Celanese US Holdings LLC, Senior Notes	5.900%	7/5/24	310,000	305,944
Dow Chemical Co., Senior Notes	7.375%	11/1/29	800,000	870,066
Ecolab Inc., Senior Notes	4.800%	3/24/30	80,000	78,443
OCP SA, Senior Notes	3.750%	6/23/31	200,000	152,440	(a)
Sociedad Quimica y Minera de Chile SA, Senior Notes	3.500%	9/10/51	240,000	165,116	(a)

Total Chemicals				1,572,009

Metals & Mining - 4.3%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	500,000	458,061	(a)
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	470,000	450,397
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	50,000	47,604
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	180,000	175,585
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	200,000	192,757	(a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	210,000	175,574
Glencore Finance Canada Ltd., Senior Notes	6.900%	11/15/37	430,000	431,268	(a)
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	150,000	127,658	(a)

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2022 Quarterly Report	15

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - (continued)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	$530,000	$521,208	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	360,000	335,854	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	170,000	155,406	(a)
Glencore Funding LLC, Senior Notes	3.375%	9/23/51	70,000	42,765	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	470,000	412,810
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,148,000	1,091,622
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	350,000	319,244
Yamana Gold Inc., Senior Notes	2.630%	8/15/31	30,000	22,228

Total Metals & Mining				4,960,041

Paper & Forest Products - 0.4%
Georgia-Pacific LLC, Senior Notes	7.375%	12/1/25	250,000	265,480
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	230,000	165,869

Total Paper & Forest Products				431,349

TOTAL MATERIALS				6,963,399

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Diversified Healthcare Trust, Senior Notes	4.750%	5/1/24	130,000	112,287
Extra Space Storage LP, Senior Notes	3.900%	4/1/29	60,000	53,492
Invitation Homes Operating Partnership LP, Senior Notes	4.150%	4/15/32	310,000	262,469
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	200,000	189,099	(a)
Welltower Inc., Senior Notes	4.125%	3/15/29	320,000	290,732

TOTAL REAL ESTATE				908,079

UTILITIES - 2.7%
Electric Utilities - 2.7%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	210,000	182,852
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	200,000	143,598	(a)
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	150,000	123,750	(b)(c)
Exelon Corp., Senior Notes	4.050%	4/15/30	120,000	108,898
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	310,000	288,329
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	830,000	913,901
Jersey Central Power & Light Co., Senior Notes	4.300%	1/15/26	100,000	96,088	(a)
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	150,000	138,520
Ohio Edison Co., Senior Notes	5.500%	1/15/33	90,000	88,817	(a)

See Notes to Schedule of Investments.

16	Western Asset Investment Grade Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electric Utilities - (continued)
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	$20,000	$12,845
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	240,000	176,332
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.081%	6/1/41	120,000	111,006
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.212%	12/1/47	30,000	28,465
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	310,000	231,242
Virginia Electric & Power Co., Senior Notes	8.875%	11/15/38	390,000	498,476

TOTAL UTILITIES				3,143,119

TOTAL CORPORATE BONDS & NOTES (Cost - $118,932,666)				105,723,504

SOVEREIGN BONDS - 4.0%
Argentina - 0.5%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	35,342	6,841
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	127,826	25,818
Argentine Republic Government International Bond, Senior Notes, Step bond (1.500% to 7/9/23 then 3.625%)	1.500%	7/9/35	412,972	75,221
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23 then 6.375%)	5.250%	9/1/37	1,353,938	424,798	(a)

Total Argentina				532,678

Canada - 0.7%
Province of Quebec Canada, Senior Notes	7.970%	7/22/36	650,000	830,917

Chile - 0.2%
Chile Government International Bond, Senior Notes	2.550%	7/27/33	200,000	150,167
Chile Government International Bond, Senior Notes	3.100%	5/7/41	200,000	136,011

Total Chile				286,178

Colombia - 0.6%
Colombia Government International Bond, Senior Notes	4.500%	3/15/29	870,000	716,619

Ghana - 0.1%
Ghana Government International Bond, Senior Notes	8.950%	3/26/51	310,000	115,633	(a)

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2022 Quarterly Report	17

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indonesia - 0.2%
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	$240,000	$189,525

Kenya - 0.3%
Republic of Kenya Government International Bond, Senior Notes	8.000%	5/22/32	460,000	313,214	(a)

Mexico - 0.5%
Mexico Government International Bond, Senior Notes	3.500%	2/12/34	230,000	175,344
Mexico Government International Bond, Senior Notes	4.280%	8/14/41	200,000	145,967
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	360,000	255,202

Total Mexico				576,513

Qatar - 0.6%
Qatar Government International Bond, Senior Notes	3.375%	3/14/24	410,000	402,056	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	270,000	250,538	(a)

Total Qatar				652,594

United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	440,000	375,686	(a)

Uruguay - 0.0%††
Uruguay Government International Bond, Senior Notes	4.975%	4/20/55	70,000	62,749

TOTAL SOVEREIGN BONDS (Cost - $5,934,040)				4,652,306

MUNICIPAL BONDS - 1.3%
California - 0.9%
Los Angeles County, CA Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B, Taxable Build America Bonds	7.618%	8/1/40	650,000	810,997
Regents of the University of California Medical Center Pooled Revenue, Series Q	4.563%	5/15/53	110,000	97,248
University of California Revenue, Taxable, General Series AG	4.062%	5/15/33	150,000	149,853	(e)

Total California				1,058,098

Florida - 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	170,000	144,774

See Notes to Schedule of Investments.

18	Western Asset Investment Grade Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - 0.3%
Illinois State, GO, Taxable, Build America Bonds, Series 2010-3	6.725%	4/1/35	$310,000	$319,291

TOTAL MUNICIPAL BONDS (Cost - $1,667,367)				1,522,163

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.6%
U.S. Government Obligations - 0.6%
U.S. Treasury Bonds	3.250%	5/15/42	20,000	17,756
U.S. Treasury Bonds	2.875%	5/15/52	430,000	360,730
U.S. Treasury Notes	2.750%	7/31/27	230,000	216,613
U.S. Treasury Notes	2.625%	7/31/29	110,000	101,106

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $752,822)				696,205

			SHARES
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Insurance - 0.1%
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%) (Cost - $143,068)	6.095%		5,725	125,234	(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $127,429,963)				112,719,412

SHORT-TERM INVESTMENTS - 1.4%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $1,622,506)	2.799%		1,622,506	1,622,506	(f)

TOTAL INVESTMENTS - 98.9% (Cost - $129,052,469)				114,341,918
Other Assets in Excess of Liabilities - 1.1%				1,221,874

TOTAL NET ASSETS - 100.0%				$115,563,792

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2022 Quarterly Report	19

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2022, the total market value of investments in Affiliated Companies was $1,622,506 and the cost was $1,622,506 (Note 2).

Abbreviation(s) used in this schedule:

GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At September 30, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	49	12/22	$10,223,460	$10,064,141	$(159,319)
U.S. Treasury 5-Year Notes	21	12/22	2,309,792	2,257,664	(52,128)
U.S. Treasury 10-Year Notes	10	12/22	1,141,721	1,120,625	(21,096)
U.S. Treasury Ultra Long-Term Bonds	31	12/22	4,631,346	4,247,000	(384,346)

					(616,889)

See Notes to Schedule of Investments.

20	Western Asset Investment Grade Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2022

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
U.S. Treasury Long-Term Bonds	77	12/22	$10,553,222	$9,733,281	$819,941
U.S. Treasury Ultra 10-Year Notes	1	12/22	126,463	118,485	7,978
					827,919

Net unrealized appreciation on open futures contracts					$211,030

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2022 Quarterly Report	21

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Investment Grade Income Fund Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end diversified investment company. The Fund’s primary investment objective is to seek a high level of current income, consistent with prudent investment risk, through investment in a diversified portfolio of debt securities. To a lesser extent, the Fund may also invest in privately placed debt securities and in certain equity securities. Capital appreciation is a secondary investment objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third

22

Notes to Schedule of Investments (unaudited) (continued)

party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

23

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$105,723,504	—	$105,723,504
Sovereign Bonds	—	4,652,306	—	4,652,306
Municipal Bonds	—	1,522,163	—	1,522,163
U.S. Government & Agency Obligations	—	696,205	—	696,205
Preferred Stocks	—	125,234	—	125,234

Total Long-Term Investments	—	112,719,412	—	112,719,412

Short-Term Investments†	$1,622,506	—	—	1,622,506

Total Investments	$1,622,506	$112,719,412	—	$114,341,918

Other Financial Instruments:
Futures Contracts††	$827,919	—	—	$827,919

Total	$2,450,425	$112,719,412	—	$115,169,837

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$616,889	—	—	$616,889

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

24

Notes to Schedule of Investments (unaudited) (continued)

all or some portion of the period ended September 30, 2022. The following transactions were effected in such company for the period ended September 30, 2022.

	Affiliate Value at December 31, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$1,065,374	$16,309,115	16,309,115	$15,751,983	15,751,983

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$4,994	—	$1,622,506

25